Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income
Interest and fees on loans	$ 21,242,577	$ 21,975,775
Interest on debt securities
Taxable	357,437	343,596
Tax-exempt	996,387	1,284,104
Dividends	75,469	64,556
Interest on federal funds sold and overnight deposits	72,493	18,952
Total interest income	22,744,363	23,686,983
Interest expense
Interest on deposits	4,064,057	4,758,106
Interest on federal funds purchased and other borrowed funds	415,647	616,629
Interest on repurchase agreements	141,667	178,745
Interest on junior subordinated debentures	974,257	974,257
Total interest expense	5,595,628	6,527,737
Net interest income	17,148,735	17,159,246
Provision for loan losses	1,000,000	1,016,668
Net interest income after provision for loan losses	16,148,735	16,142,578
Non-interest income
Service fees	2,339,674	2,285,570
Income from sold loans	792,303	1,203,014
Income on bank owned life insurance	129,915	120,315
Other income	1,940,277	2,032,403
Total non-interest income	5,202,169	5,641,302
Non-interest expense
Salaries and wages	5,841,453	5,824,999
Employee benefits	2,170,862	2,153,142
Occupancy expenses, net	3,068,071	2,971,418
FDIC insurance	439,306	633,043
Amortization of core deposit intangible	426,086	532,608
Write down of Fannie Mae preferred stock	0	25,804
Other expenses	5,587,304	5,141,136
Total non-interest expense	17,533,082	17,282,150
Income before income taxes	3,817,822	4,501,730
Income tax expense	234,276	555,722
Net income	$ 3,583,546	$ 3,946,008
Earnings per common share (in dollars per share)	$ 0.73	$ 0.82
Weighted average number of common shares used in computing earnings per share (in shares)	4,674,806	4,584,145
Dividends declared per common share (in dollars per share)	$ 0.56	$ 0.48
Book value per share on common shares outstanding at December 31 (in dollars per share)	$ 8.13	$ 7.92